                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102137
                                                                       811-08810




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

          POLARIS CHOICE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2005
                              (F-3795-PRO (R 5/05))

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This supplement replaces the supplement dated May 2, 2005 that states the
Polaris Income Rewards is not available.

You may elect the Polaris Income Rewards feature if you purchased your contract on or after May 16, 2005.

The following replaces the second sentence of footnote 4 to the Fee Table on page 4, the second sentence under the subheading "What is the fee for Polaris Income Rewards?" on page 16 and the second sentence under the heading Optional Polaris Income Rewards Fee on page 23 of the prospectus:

        The fee is deducted from your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.

The following replaces the second sentence of footnote 5 to the Fee Table on page 4, the first sentence under the subheading "What is the fee for Capital Protector?" on page19 and the second sentence under the heading Optional Capital Protector Fee on page 23 of the prospectus:

        The fee is deducted from your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter.




Date: May 16, 2005


                Please keep this Supplement with your Prospectus


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